CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY AND COMPREHENSIVE INCOME (USD $) In Millions, except Share data		Science Applications International Corporation [Member] Shares Of Common Stock [Member]	Science Applications International Corporation [Member] Additional Paid-In Capital [Member] USD ($)	Science Applications International Corporation [Member] Retained Earnings [Member] USD ($)	Science Applications International Corporation [Member] Accumulated Other Comprehensive Loss [Member] USD ($)	Science Applications International Corporation [Member] Comprehensive Income [Member] USD ($)	Science Applications International Corporation [Member] USD ($)	Shares Of Common Stock [Member]	Shares of Preferred stock [Member]	Additional Paid-In Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] USD ($)	Comprehensive Income [Member] USD ($)	Total USD ($)
Balance, value (As Adjusted [Member])										$ 1,804	$ 67	$ (3)		$ 1,868
Balance, value at Jan. 31, 2008			233	459	(3)		689
Balance, shares (As Adjusted [Member])								179,000,000	234,000,000
Balance, shares at Jan. 31, 2008		5,000
Net income (As Adjusted [Member])											446		446	446
Net income				419		419	419
Other comprehensive income, net of tax (As Adjusted [Member])												(21)	(21)	(21)
Other comprehensive income, net of tax					(21)	(21)	(21)
In-kind dividend				(188)			(188)							188
Issuances of stock, value (As Adjusted [Member])										235				235
Issuances of stock, shares (As Adjusted [Member])									24,000,000
Repurchases of stock, value (As Adjusted [Member])										(239)	(356)			(595)
Repurchases of stock, shares (As Adjusted [Member])								(20,000,000)	(11,000,000)
Conversion of preferred stock to common stock (As Adjusted [Member])								51,000,000	(51,000,000)
Adjustments for income tax benefits from stock-based compensation (As Adjusted [Member])										56				56
Stock-based compensation (As Adjusted [Member])										94				94
Balance, value (As Adjusted [Member])										1,950	157	(24)	425	2,083
Balance, value at Jan. 31, 2009			233	690	(24)	398	899
Balance, shares (As Adjusted [Member])								210,000,000	196,000,000
Balance, shares at Jan. 31, 2009		5,000
Net income (As Adjusted [Member])	[1]													117
Net income							114
Balance, value at Apr. 30, 2009
Balance, value (As Adjusted [Member])										1,950	157	(24)	425	2,083
Balance, value at Jan. 31, 2009			233	690	(24)	398	899
Balance, shares (As Adjusted [Member])								210,000,000	196,000,000
Balance, shares at Jan. 31, 2009		5,000
Net income (As Adjusted [Member])											496		496	496
Net income				482		482	482
Other comprehensive income, net of tax (As Adjusted [Member])												7	7	7
Other comprehensive income, net of tax					7	7	7
Issuances of stock, value (As Adjusted [Member])										177				177
Issuances of stock, shares (As Adjusted [Member])								3,000,000	13,000,000
Repurchases of stock, value (As Adjusted [Member])										(173)	(441)			(614)
Repurchases of stock, shares (As Adjusted [Member])								(28,000,000)	(6,000,000)
Conversion of preferred stock to common stock (As Adjusted [Member])								203,000,000	(203,000,000)
Adjustments for income tax benefits from stock-based compensation (As Adjusted [Member])										36				36
Stock-based compensation (As Adjusted [Member])										106				106
Balance, value (As Adjusted [Member])										2,096	212	(17)	503	2,291
Balance, value at Jan. 31, 2010			233	1,172	(17)	489	1,388
Balance, shares (As Adjusted [Member])								388,000,000
Balance, shares at Jan. 31, 2010		5,000
Balance, value at Oct. 31, 2009
Net income (As Adjusted [Member])	[1]													121
Net income							118
Balance, value (As Adjusted [Member])														2,291
Balance, value at Jan. 31, 2010			233				1,388
Balance, shares at Jan. 31, 2010		5,000
Net income (As Adjusted [Member])	[2]													125
Net income							122
Balance, value at Apr. 30, 2010
Balance, value (As Adjusted [Member])														2,291
Balance, value at Jan. 31, 2010			233				1,388
Balance, shares at Jan. 31, 2010		5,000
Net income (As Adjusted [Member])														315
Net income							309
Other comprehensive income, net of tax (As Adjusted [Member])														4
Balance, value at Jul. 31, 2010
Balance, value (As Adjusted [Member])										2,096	212	(17)	503	2,291
Balance, value at Jan. 31, 2010			233	1,172	(17)	489	1,388
Balance, shares (As Adjusted [Member])								388,000,000
Balance, shares at Jan. 31, 2010		5,000
Net income (As Adjusted [Member])											619		619	619
Net income				611		611	611
Other comprehensive income, net of tax (As Adjusted [Member])												10	10	10
Other comprehensive income, net of tax					10	10	10
Issuances of stock, value (As Adjusted [Member])										83				83
Issuances of stock, shares (As Adjusted [Member])								9,000,000
Repurchases of stock, value (As Adjusted [Member])										(202)	(423)			(625)
Repurchases of stock, shares (As Adjusted [Member])								(35,000,000)
Adjustments for income tax benefits from stock-based compensation (As Adjusted [Member])										11				11
Stock-based compensation (As Adjusted [Member])										102				102
Balance, value (As Adjusted [Member])										2,090	408	(7)	629	2,491
Balance, value at Jan. 31, 2011			233	1,783	(7)	621	2,009
Balance, shares (As Adjusted [Member])								362,000,000
Balance, shares at Jan. 31, 2011		5,000
Balance, value at Oct. 31, 2010
Net income (As Adjusted [Member])	[2]													131
Net income							131
Balance, value (As Adjusted [Member])												(7)		2,491
Balance, value at Jan. 31, 2011			233	1,783	(7)	621	2,009			2,090	408			2,491
Balance, shares at Jan. 31, 2011		5,000						362,000,000
Net income				308		308	308				309		309	309
Other comprehensive income, net of tax (As Adjusted [Member])												4
Other comprehensive income, net of tax					4	4	4						4	4
Issuances of stock, value										31				31
Issuances of stock, shares								7,000,000
Repurchases of stock, value										(164)	(280)			(444)
Repurchases of stock, shares								(27,000,000)
Adjustments for income tax benefits from stock-based compensation										(12)				(12)
Stock-based compensation										44				44
Balance, value (As Adjusted [Member])												(3)
Balance, value at Jul. 31, 2011			$ 233	$ 2,091	$ (3)	$ 312	$ 2,321			$ 1,989	$ 437		$ 313	$ 2,423
Balance, shares at Jul. 31, 2011								342,000,000

[1]	Income from continuing operations and net income relate to SAIC only, see Science Applications' amounts detailed below.
[2]	Earnings per share are computed independently for each of the quarters presented and therefore may not sum to the total for the fiscal year.